Document and Entity Information	Oct. 31, 2024
Prospectus [Line Items]
Registrant Name	EATON VANCE SERIES TRUST II
Registrant CIK	0000074663
SEC Form	485BPOS
Period end date	Oct. 31, 2024
Investment Company Type	N-1A
Amendment Flag	false